Note 16 - Basic and Diluted Net Income Per Common Share	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Earnings Per Share [Text Block]
16.	BASIC AND DILUTED NET INCOME PER COMMON SHARE

Basic and diluted net income attributable to Internet Initiative Japan Inc. per common share for the three
years ended
March 31, 2016,
2017
and
2018
is as follows:

	Thousands of Yen
	2016	2017	2018
Numerator:
Net income attributable to Internet Initiative Japan Inc. ― basic and diluted	¥4,038,282	¥3,166,510	¥5,108,949

	Number of Shares
	2016	2017	2018
Denominator:
Weighted-average common shares outstanding ― basic	45,950,098	45,652,981	45,062,878
Dilutive effect of stock options	93,285	119,489	152,808
Weighted-average common shares outstanding ― diluted	46,043,383	45,772,470	45,215,686

	Yen
	2016	2017	2018
Basic net income attributable to Internet Initiative Japan Inc. per common share	¥87.88	¥69.36	¥113.37

Diluted net income attributable to Internet Initiative Japan Inc. per common share	¥87.71	¥69.18	¥112.99